Note 7 - Due to Related Parties	12 Months Ended
Nov. 30, 2015
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
7.	Due to related parties

Convertible debenture

Amounts due to the related parties are payable to entities controlled by two shareholders who are also officers and directors of the Company.

	November 30, 2015	November 30, 2014
	$	$
Convertible debenture payable to two directors and officers of the Company, unsecured, 12% annual interest rate, payable monthly	1,518,429	1,377,302

On January 10, 2013, the Company completed a private placement financing of the Debenture, which had an original maturity date of January 1, 2015. The Debenture bears interest at a rate of 12% per annum, payable monthly, is pre-payable at any time at the option of the Company, and is convertible at any time into 500,000 common shares at a conversion price of $3.00 per common share at the option of the holder.

Dr. Isa Odidi and Dr. Amina Odidi, principal shareholders, directors and executive officers of the Company purchased the Debenture and provided the Company with the $1.5 million of the proceeds for the Debenture. The conversion price of the Debenture is in U.S. dollars and at issuance IPC’s functional currency at the time of issuance was Canadian dollars. Under U.S. GAAP where the conversion price of the Debenture is denominated in a currency other than an entity's functional currency, the conversion option meets the definition of an embedded derivative. The conversion option was bifurcated from its host contract and the fair value of the conversion option characterized as an embedded derivative upon issuance. The embedded derivative is presented together on a combined basis with the host contract. The derivative is re-measured at the end of every reporting period with the change in value reported in the consolidated statements of operations and comprehensive loss.

The proceeds received from the Debenture less the initial amount allocated to the embedded derivative were allocated to the liability and were accreted over the life of the Debenture using the imputed rate of interest.

Effective December 1, 2013, the Company changed its functional currency such that the conversion option no longer met the criteria for bifurcation and was prospectively reclassified to equity under ASC 815. The conversion option value at December 1, 2013 of $728,950 was reclassified from convertible debenture to additional paid-in capital.

Effective October 1, 2014, the maturity date of the Debenture was extended to July 1, 2015. Under ASC 470-50, the change in the debt instrument was accounted for as a modification of debt. The increase in the fair value of the conversion option at the date of the modification, in the amount of $126,414, was recorded as a reduction in the carrying value of the debt instrument with a corresponding increase to additional paid-in-capital. The carrying amount of the debt instrument is accreted over the remaining life of the Debenture using an imputed rate of interest.

Effective June 29, 2015, the July 1, 2015 maturity date for the Debenture was further extended to January 1, 2016. Under ASC 470-50, the change in the maturity date of the debt instrument resulted in a constructive extinguishment of the original convertible Debenture as the change in the fair value of the embedded conversion option was greater than 10% of the carrying amount of the debt. In accordance with ASC 470-50-40, the convertible Debenture has been recorded at fair value. The difference between the fair value of the convertible Debenture after the extension and the net carrying value of the convertible Debenture prior to the extension of $114,023 was recognized as a loss on the statement of operations and comprehensive loss. The carrying amount of the debt instrument will be accreted down to the face amount of the convertible Debenture over the remaining life of the Debenture using an imputed rate of interest.

Accreted interest expense during the year ended November 30, 2015 is $27,103 (2014 - $127,261; 2013 - $96,556), and has been included in the consolidated statements of operations and comprehensive loss.

In addition, the coupon interest on the Debenture for the year ended November 30, 2015 is $179,878 (2014 - $179,877; 2013 - $159,671), and has also been included in the consolidated statements of operations and comprehensive loss.

Effective December 8, 2015, the January 1, 2016 maturity date for the Debenture was extended to July 1, 2016.